Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LoCorr Investment Trust
Entity Central Index Key	0001506768
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Macro Strategies Fund
Class Name	Class A
Trading Symbol	LFMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2024to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	2.14%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.14%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 1,677,974,161
Holdings Count | $ / shares	487
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$1,677,974,161
Number of Holdings	487
Portfolio Turnover	71%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	36.8%
Federal National Mortgage Association	4.0%
Federal Farm Credit Banks Funding Corp.	3.9%
United States Treasury Bill	2.3%
Fannie Mae Connecticut Avenue Securities	2.2%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.0%
Federal Home Loan Banks	1.9%
Bank of America Corp.	1.2%
BX Trust	0.9%
Toyota Auto Receivables Owner Trust	0.9%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class C
Shareholder Report [Line Items]
Fund Name	LoCorr Macro Strategies Fund
Class Name	Class C
Trading Symbol	LFMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2024to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150	2.89%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	2.89%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 1,677,974,161
Holdings Count | $ / shares	487
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$1,677,974,161
Number of Holdings	487
Portfolio Turnover	71%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	36.8%
Federal National Mortgage Association	4.0%
Federal Farm Credit Banks Funding Corp.	3.9%
United States Treasury Bill	2.3%
Fannie Mae Connecticut Avenue Securities	2.2%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.0%
Federal Home Loan Banks	1.9%
Bank of America Corp.	1.2%
BX Trust	0.9%
Toyota Auto Receivables Owner Trust	0.9%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Macro Strategies Fund
Class Name	Class I
Trading Symbol	LFMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2024to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	1.89%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.89%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 1,677,974,161
Holdings Count | $ / shares	487
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$1,677,974,161
Number of Holdings	487
Portfolio Turnover	71%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	36.8%
Federal National Mortgage Association	4.0%
Federal Farm Credit Banks Funding Corp.	3.9%
United States Treasury Bill	2.3%
Fannie Mae Connecticut Avenue Securities	2.2%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.0%
Federal Home Loan Banks	1.9%
Bank of America Corp.	1.2%
BX Trust	0.9%
Toyota Auto Receivables Owner Trust	0.9%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Long/Short Commodities Strategy Fund
Class Name	Class A
Trading Symbol	LCSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2024to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	1.99%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.99%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 872,030,457
Holdings Count | $ / shares	216
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$872,030,457
Number of Holdings	216
Portfolio Turnover	42%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	26.3%
Galaxy Commodity - Polaris Fund LLC	12.6%
LoCorr Commodities Index	9.5%
United States Treasury Bill	8.7%
Federal Home Loan Banks	3.7%
Federal National Mortgage Association	2.7%
Fannie Mae Connecticut Avenue Securities	1.9%
Federal Farm Credit Banks Funding Corp.	1.4%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.3%
Bank of America Corp.	1.0%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class C
Shareholder Report [Line Items]
Fund Name	LoCorr Long/Short Commodities Strategy Fund
Class Name	Class C
Trading Symbol	LCSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2024to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$137	2.74%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	2.74%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 872,030,457
Holdings Count | $ / shares	216
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$872,030,457
Number of Holdings	216
Portfolio Turnover	42%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	26.3%
Galaxy Commodity - Polaris Fund LLC	12.6%
LoCorr Commodities Index	9.5%
United States Treasury Bill	8.7%
Federal Home Loan Banks	3.7%
Federal National Mortgage Association	2.7%
Fannie Mae Connecticut Avenue Securities	1.9%
Federal Farm Credit Banks Funding Corp.	1.4%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.3%
Bank of America Corp.	1.0%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Long/Short Commodities Strategy Fund
Class Name	Class I
Trading Symbol	LCSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2024to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	1.74%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.74%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 872,030,457
Holdings Count | $ / shares	216
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$872,030,457
Number of Holdings	216
Portfolio Turnover	42%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	26.3%
Galaxy Commodity - Polaris Fund LLC	12.6%
LoCorr Commodities Index	9.5%
United States Treasury Bill	8.7%
Federal Home Loan Banks	3.7%
Federal National Mortgage Association	2.7%
Fannie Mae Connecticut Avenue Securities	1.9%
Federal Farm Credit Banks Funding Corp.	1.4%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.3%
Bank of America Corp.	1.0%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Market Trend Fund
Class Name	Class A
Trading Symbol	LOTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2024to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	2.02%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.02%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 419,638,280
Holdings Count | $ / shares	274
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$419,638,280
Number of Holdings	274
Portfolio Turnover	64%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	31.4%
Federal Home Loan Banks	5.0%
Federal Farm Credit Banks Funding Corp.	2.9%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.4%
Fannie Mae Connecticut Avenue Securities	2.2%
Federal National Mortgage Association	1.6%
Bank of America Corp.	1.2%
BX Trust	0.8%
GM Financial Consumer Automobile Receivables Trust	0.8%
MVW Owner Trust	0.8%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class C
Shareholder Report [Line Items]
Fund Name	LoCorr Market Trend Fund
Class Name	Class C
Trading Symbol	LOTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2024to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$148	2.77%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	2.77%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 419,638,280
Holdings Count | $ / shares	274
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$419,638,280
Number of Holdings	274
Portfolio Turnover	64%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	31.4%
Federal Home Loan Banks	5.0%
Federal Farm Credit Banks Funding Corp.	2.9%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.4%
Fannie Mae Connecticut Avenue Securities	2.2%
Federal National Mortgage Association	1.6%
Bank of America Corp.	1.2%
BX Trust	0.8%
GM Financial Consumer Automobile Receivables Trust	0.8%
MVW Owner Trust	0.8%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Market Trend Fund
Class Name	Class I
Trading Symbol	LOTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2024to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	1.77%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.77%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 419,638,280
Holdings Count | $ / shares	274
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$419,638,280
Number of Holdings	274
Portfolio Turnover	64%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note	31.4%
Federal Home Loan Banks	5.0%
Federal Farm Credit Banks Funding Corp.	2.9%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.4%
Fannie Mae Connecticut Avenue Securities	2.2%
Federal National Mortgage Association	1.6%
Bank of America Corp.	1.2%
BX Trust	0.8%
GM Financial Consumer Automobile Receivables Trust	0.8%
MVW Owner Trust	0.8%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Dynamic Opportunity Fund
Class Name	Class A
Trading Symbol	LEQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2024to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	2.39%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.39%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 52,608,098
Holdings Count | $ / shares	178
Investment Company Portfolio Turnover	300.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$52,608,098
Number of Holdings	178
Portfolio Turnover	300%

Holdings [Text Block]

Top 10 Issuers	(%)
TKO Group Holdings, Inc.	2.9%
Kimco Realty Corp.	2.7%
Penn National Gaming, Inc.	1.8%
Park Hotels & Resorts, Inc.	1.8%
Zoom Video Communications, Inc.	1.5%
Sprinklr, Inc.	1.5%
ROBLOX Corp.	1.3%
Healthcare Realty Trust, Inc.	1.3%
SPDR S&P Biotech ETF	1.2%
Endeavor Group Holdings, Inc.	1.1%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class C
Shareholder Report [Line Items]
Fund Name	LoCorr Dynamic Opportunity Fund
Class Name	Class C
Trading Symbol	LEQCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2024to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157	3.14%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	3.14%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 52,608,098
Holdings Count | $ / shares	178
Investment Company Portfolio Turnover	300.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$52,608,098
Number of Holdings	178
Portfolio Turnover	300%

Holdings [Text Block]

Top 10 Issuers	(%)
TKO Group Holdings, Inc.	2.9%
Kimco Realty Corp.	2.7%
Penn National Gaming, Inc.	1.8%
Park Hotels & Resorts, Inc.	1.8%
Zoom Video Communications, Inc.	1.5%
Sprinklr, Inc.	1.5%
ROBLOX Corp.	1.3%
Healthcare Realty Trust, Inc.	1.3%
SPDR S&P Biotech ETF	1.2%
Endeavor Group Holdings, Inc.	1.1%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Dynamic Opportunity Fund
Class Name	Class I
Trading Symbol	LEQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2024to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	2.14%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.14%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 52,608,098
Holdings Count | $ / shares	178
Investment Company Portfolio Turnover	300.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$52,608,098
Number of Holdings	178
Portfolio Turnover	300%

Holdings [Text Block]

Top 10 Issuers	(%)
TKO Group Holdings, Inc.	2.9%
Kimco Realty Corp.	2.7%
Penn National Gaming, Inc.	1.8%
Park Hotels & Resorts, Inc.	1.8%
Zoom Video Communications, Inc.	1.5%
Sprinklr, Inc.	1.5%
ROBLOX Corp.	1.3%
Healthcare Realty Trust, Inc.	1.3%
SPDR S&P Biotech ETF	1.2%
Endeavor Group Holdings, Inc.	1.1%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Spectrum Income Fund
Class Name	Class A
Trading Symbol	LSPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2024to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	2.05%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.05%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 70,321,755
Holdings Count | $ / shares	72
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$70,321,755
Number of Holdings	72
Portfolio Turnover	30%

Holdings [Text Block]

Top 10 Issuers	(%)
AGNC Investment Corp.	4.1%
Annaly Capital Management, Inc.	4.0%
Rithm Capital Corp.	2.8%
Agnico Eagle Mines Ltd.	2.8%
Barrick Gold Corp.	2.6%
Energy Transfer LP	2.5%
Enterprise Products Partners LP	2.4%
Blackstone Secured Lending Fund	2.2%
CVR Partners LP	2.2%
FS KKR Capital Corp.	2.1%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class C
Shareholder Report [Line Items]
Fund Name	LoCorr Spectrum Income Fund
Class Name	Class C
Trading Symbol	LSPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2024to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$143	2.80%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	2.80%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 70,321,755
Holdings Count | $ / shares	72
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$70,321,755
Number of Holdings	72
Portfolio Turnover	30%

Holdings [Text Block]

Top 10 Issuers	(%)
AGNC Investment Corp.	4.1%
Annaly Capital Management, Inc.	4.0%
Rithm Capital Corp.	2.8%
Agnico Eagle Mines Ltd.	2.8%
Barrick Gold Corp.	2.6%
Energy Transfer LP	2.5%
Enterprise Products Partners LP	2.4%
Blackstone Secured Lending Fund	2.2%
CVR Partners LP	2.2%
FS KKR Capital Corp.	2.1%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Spectrum Income Fund
Class Name	Class I
Trading Symbol	LSPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2024to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	1.80%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.80%
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 70,321,755
Holdings Count | $ / shares	72
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$70,321,755
Number of Holdings	72
Portfolio Turnover	30%

Holdings [Text Block]

Top 10 Issuers	(%)
AGNC Investment Corp.	4.1%
Annaly Capital Management, Inc.	4.0%
Rithm Capital Corp.	2.8%
Agnico Eagle Mines Ltd.	2.8%
Barrick Gold Corp.	2.6%
Energy Transfer LP	2.5%
Enterprise Products Partners LP	2.4%
Blackstone Secured Lending Fund	2.2%
CVR Partners LP	2.2%
FS KKR Capital Corp.	2.1%

Updated Prospectus Web Address	https://locorrfunds.com/literature/